EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator- net loss	$ (49,374)		$ (36,997)		$ (22,937)	$ (45,269)	$ (127,828)
Denominator- weighted average number of common shares outstanding	102,535,000	[1]	101,326,000	[1]	101,341	101,174	100,930
Basic and diluted net loss per common share	$ (0.48)	[1]	$ (0.37)	[1]	$ (0.23)	$ (0.45)	$ (1.27)
Class A [Member]
Numerator- net loss	$ (182)		$ (122)		$ (76)	$ (148)	$ (192)
Denominator- weighted average number of common shares outstanding	377,000		333,000		335,000	332,000	151,000
Basic and diluted net loss per common share	$ (0.48)		$ (0.37)		$ (0.23)	$ (0.45)	$ (1.27)
Class B [Member]
Numerator- net loss	$ (49,192)		$ (36,875)		$ (22,861)	$ (45,121)	$ (127,636)
Denominator- weighted average number of common shares outstanding	102,158,000		100,993,000		101,006,000	100,842,000	100,779,000
Basic and diluted net loss per common share	$ (0.48)		$ (0.37)		$ (0.23)	$ (0.45)	$ (1.27)

[1]	See Note 1 for discussion of reverse recapitalization that is not given effect herein